Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/08/22)(a)(b)	$3,410	$3,521,848
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 06/15/25 (Call 06/15/22)(a)	2,940	3,055,632
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/23)(a)	4,265	4,181,399
		10,758,879
Aerospace & Defense — 3.6%
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(a)	12,475	12,677,719
7.50%, 12/01/24 (Call 02/28/22)(a)(b)	10,119	10,474,177
7.50%, 03/15/25 (Call 02/28/22)(a)	13,785	13,957,312
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%,
08/15/26 (Call 08/15/22)(a)(b)	4,975	4,899,430
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	11,202	11,693,906
6.88%, 05/01/25 (Call 04/01/25)	7,929	8,768,417
Maxar Space Robotics LLC., 9.75%, 12/31/23
(Call 02/28/22)(a)(b)	6,657	7,150,284
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	10,580	10,380,964
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	4,935	5,069,725
7.50%, 04/15/25 (Call 04/15/22)(a)	12,661	13,118,795
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	45,700	47,111,673
6.38%, 06/15/26 (Call 02/28/22)	8,925	9,066,507
8.00%, 12/15/25 (Call 04/08/22)(a)	11,470	12,000,487
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 02/28/22)	4,537	4,707,138
Triumph Group Inc.
6.25%, 09/15/24 (Call 02/28/22)(a)(b)	5,644	5,624,246
7.75%, 08/15/25 (Call 02/28/22)(b)	4,905	4,855,950
8.88%, 06/01/24 (Call 02/01/23)(a)	6,262	6,698,461
		188,255,191
Agriculture — 0.1%
Vector Group Ltd., 10.50%, 11/01/26 (Call 02/28/22)(a)	5,550	5,702,625

Airlines — 3.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	12,180	11,873,597
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	5,008	4,650,470
5.00%, 06/01/22(a)(b)	7,142	7,186,080
American Airlines Inc., 11.75%, 07/15/25(a)	25,960	31,444,050
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%,
04/20/26(a)	36,523	37,390,421
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	9,605	9,482,056
3.63%, 03/15/22 (Call 02/15/22)	8,521	8,524,408
3.80%, 04/19/23 (Call 03/19/23)(b)	4,767	4,814,412
7.38%, 01/15/26 (Call 12/15/25)(b)	10,996	12,466,679
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	12,589	12,874,519
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,
09/20/25 (Call 09/20/23)(a)	5,590	6,056,918
United Airlines Holdings Inc.
4.25%, 10/01/22	3,526	3,555,331
4.88%, 01/15/25(b)	3,442	3,462,265
	Par
Security	(000)	Value

Airlines (continued)
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	$20,659	$20,506,123
		174,287,329
Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	9,118	9,300,360
4.88%, 05/15/26 (Call 02/15/26)(a)	9,325	9,692,310
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	3,810	3,911,670
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,970	5,886,898
William Carter Co. (The), 5.50%, 05/15/25
(Call 05/15/22)(a)	4,183	4,320,610
		33,111,848
Auto Manufacturers — 3.5%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)	12,303	13,153,137
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	8,350	8,652,688
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	6,750	6,615,752
2.70%, 08/10/26 (Call 07/10/26)	8,000	7,750,000
2.98%, 08/03/22 (Call 07/03/22)	4,335	4,367,539
3.09%, 01/09/23(b)	8,172	8,192,430
3.10%, 05/04/23	4,591	4,641,731
3.34%, 03/28/22 (Call 02/28/22)(b)	3,930	3,931,254
3.35%, 11/01/22	6,730	6,778,873
3.37%, 11/17/23	4,440	4,456,783
3.38%, 11/13/25 (Call 10/13/25)	11,391	11,403,758
3.55%, 10/07/22(b)	2,839	2,865,601
3.66%, 09/08/24(b)	4,000	4,043,733
3.81%, 01/09/24 (Call 11/09/23)	4,048	4,053,384
4.06%, 11/01/24 (Call 10/01/24)(b)	8,381	8,551,078
4.13%, 08/04/25	7,840	8,019,429
4.14%, 02/15/23 (Call 01/15/23)	5,125	5,192,300
4.25%, 09/20/22(b)	4,905	4,966,039
4.27%, 01/09/27 (Call 11/09/26)	4,925	5,080,698
4.38%, 08/06/23	5,590	5,715,775
4.39%, 01/08/26	6,392	6,602,064
4.54%, 08/01/26 (Call 06/01/26)	4,200	4,368,971
4.69%, 06/09/25 (Call 04/09/25)	3,325	3,460,161
5.13%, 06/16/25 (Call 05/16/25)	9,549	10,030,706
5.58%, 03/18/24 (Call 02/18/24)	8,386	8,783,461
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 02/28/22)(a)(b)	3,249	3,252,487
7.75%, 10/15/25 (Call 10/15/22)(a)	7,390	7,750,263
JB Poindexter & Co. Inc., 7.13%, 04/15/26
(Call 02/28/22)(a)	5,555	5,776,200
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	6,210	6,337,466
		184,793,761
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 02/28/22)(a)(b)	8,250	8,307,750
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	6,117	6,484,784
American Axle & Manufacturing Inc., 6.25%, 03/15/26
(Call 02/08/22)(b)	3,933	4,003,370
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	4,778	4,959,809
Clarios Global LP/Clarios US Finance Co., 6.25%,
05/15/26 (Call 05/15/22)(a)(b)	8,240	8,522,648
Cooper-Standard Automotive Inc., 5.63%, 11/15/26
(Call 02/14/22)(a)(b)	4,150	3,102,125
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 02/28/22)(a)	4,125	4,199,766

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 02/28/22)(b)	$9,270	$9,444,682
9.50%, 05/31/25 (Call 05/31/22)	8,544	9,106,642
Tenneco Inc., 5.00%, 07/15/26 (Call 02/28/22)(b)	5,315	4,931,257
ZF North America Capital Inc., 4.75%, 04/29/25(a)	11,111	11,347,109
		74,409,942
Banks — 1.8%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	9,563	10,414,113
Deutsche Bank AG, 4.50%, 04/01/25(b)	15,348	15,980,951
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (Call 06/19/23)(c)	3,047	3,130,498
4.75%, 02/16/24 (Call 02/24/22)	3,542	3,745,665
5.00%, 08/15/22	11,143	11,359,731
5.00%, 08/01/23	8,221	8,627,528
5.25%, 03/07/25 (Call 02/24/22)(b)	3,552	3,871,913
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	6,060	5,804,664
8.13%, 11/15/24 (Call 02/28/22)(a)	4,346	4,361,218
8.25%, 04/15/25 (Call 02/28/22)(a)	6,571	6,569,029
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	20,056	20,880,671
		94,745,981
Building Materials — 0.4%
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	3,250	3,294,688
Forterra Finance LLC/FRTA Finance Corp., 6.50%,
07/15/25 (Call 07/15/22)(a)	5,710	5,974,087
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 02/28/22)(a)	4,484	4,461,580
Koppers Inc., 6.00%, 02/15/25 (Call 02/28/22)(a)(b)	5,232	5,271,240
		19,001,595
Chemicals — 1.6%
CF Industries Inc., 3.45%, 06/01/23	1,850	1,891,258
Cornerstone Chemical Co., 6.75%, 08/15/24
(Call 02/28/22)(a)(b)	4,659	4,064,977
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%,
06/15/23 (Call 02/14/22)(a)(b)	1,451	1,453,539
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 02/14/22)(a)(b)	2,851	2,911,584
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	4,376	4,613,821
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26
(Call 01/15/23)(a)(b)	4,475	4,385,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
4.25%, 12/15/25 (Call 02/28/22)(a)(b)	3,586	3,693,580
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	10,239	10,462,180
5.00%, 05/01/25 (Call 01/31/25)(a)	4,839	4,878,941
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%,
04/30/26 (Call 02/19/22)(a)(b)	4,950	5,094,726
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,783	1,829,142
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25
(Call 02/28/22)(a)	4,620	4,698,078
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 02/28/22)(a)(b)	4,350	4,284,750
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	4,670	4,778,967
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(a)	7,910	7,960,734
TPC Group Inc., 10.50%, 08/01/24 (Call 02/28/22)(a)	9,493	6,312,845
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 02/28/22)(a)(b)	4,840	4,895,403
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	4,743	4,920,862
	Par
Security	(000)	Value

Chemicals (continued)
Venator Finance Sarl/Venator Materials LLC, 5.75%,
07/15/25 (Call 02/28/22)(a)(b)	$3,745	$3,520,592
		86,651,479
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 02/28/22)(a)	3,575	3,618,906

Commercial Services — 3.1%
ADT Security Corp. (The), 4.13%, 06/15/23	7,015	7,132,404
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 02/28/22)(a)(b)	5,220	4,914,956
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%,
10/15/26 (Call 10/15/23)(a)	5,705	5,690,738
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.63%, 07/15/26 (Call 07/15/22)(a)	20,275	20,863,871
Aptim Corp., 7.75%, 06/15/25 (Call 02/14/22)(a)(b)	4,910	4,259,425
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(a)(b)	10,490	10,151,352
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	3,389	3,505,026
Cimpress PLC, 7.00%, 06/15/26 (Call 02/28/22)(a)	6,225	6,399,495
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	6,985	7,299,325
Graham Holdings Co., 5.75%, 06/01/26 (Call 02/08/22)(a)	775	802,019
Grand Canyon University, 4.13%, 10/01/24(b)	2,816	2,854,410
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	4,955	4,807,341
Legends Hospitality Holding Co. LLC/Legends Hospitality
Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	4,185	4,190,210
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(a)(b)	4,350	4,477,509
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25
(Call 02/28/22)(a)(b)	5,029	5,066,718
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	7,699	7,937,669
5.75%, 04/15/26(a)	13,935	14,415,758
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 02/28/22)(a)(b)	4,668	4,738,020
RR Donnelley & Sons Co., 6.13%, 11/01/26
(Call 11/01/23)(a)	4,675	4,935,047
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	8,993	9,244,523
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	8,117	9,080,894
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/22)(a)(b)	4,805	4,878,036
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 02/14/22)(a)(b)	7,389	6,632,782
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 02/28/22)(a)	200	210,310
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/23)(a)(b)	8,945	9,055,627
		163,543,465
Computers — 1.4%
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 02/28/22)(b)	4,167	4,148,769
9.38%, 07/15/25 (Call 07/15/22)(a)	7,594	7,976,586
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
07/15/26 (Call 12/01/22)(a)(b)	10,066	6,344,726
Seagate HDD Cayman
4.75%, 06/01/23	5,200	5,343,110
4.75%, 01/01/25(b)	5,410	5,602,304
4.88%, 03/01/24 (Call 01/01/24)	5,470	5,647,775
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	12,807	13,359,688

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	$21,965	$23,096,198
		71,519,156
Cosmetics & Personal Care — 0.4%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	9,380	9,403,694
6.50%, 04/15/26 (Call 02/28/22)(a)	5,815	5,884,257
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/15/23)(a)	5,550	4,960,867
		20,248,818
Distribution & Wholesale — 0.8%
Avient Corp.
5.25%, 03/15/23	5,916	6,098,094
5.75%, 05/15/25 (Call 05/15/22)(a)	6,753	6,922,568
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/22)(a)	4,148	4,370,826
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 02/28/22)(a)(b)	10,036	10,036,000
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 02/28/22)(a)(b)	5,999	5,226,629
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	9,339	8,171,625
		40,825,742
Diversified Financial Services — 4.1%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	2,905	2,854,163
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	10,703	11,747,579
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 02/08/22)(a)(b)	4,429	4,485,236
6.63%, 03/15/26 (Call 03/15/22)(b)	3,995	4,114,850
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	7,960	8,434,913
Enova International Inc., 8.50%, 09/15/25
(Call 02/28/22)(a)	3,970	4,071,731
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/22)(a)(b)	3,533	3,434,003
goeasy Ltd., 5.38%, 12/01/24 (Call 02/28/22)(a)	5,402	5,523,545
Home Point Capital Inc., 5.00%, 02/01/26
(Call 02/01/23)(a)(b)	5,699	4,948,517
LD Holdings Group LLC, 6.50%, 11/01/25
(Call 11/01/22)(a)(b)	5,175	4,919,579
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/23)(a)	1,806	1,871,448
Navient Corp.
5.50%, 01/25/23(b)	10,500	10,723,125
5.88%, 10/25/24	5,175	5,370,680
6.13%, 03/25/24	8,908	9,279,790
6.75%, 06/25/25	5,030	5,323,060
6.75%, 06/15/26(b)	5,080	5,381,413
7.25%, 09/25/23	3,182	3,369,340
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	7,625	7,262,812
5.63%, 03/15/23	8,360	8,621,686
6.13%, 03/15/24 (Call 09/15/23)(b)	13,059	13,679,302
6.88%, 03/15/25	12,759	13,860,261
7.13%, 03/15/26	16,485	18,164,531
8.88%, 06/01/25 (Call 06/01/22)	6,291	6,684,187
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(a)	1,305	1,333,000
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/22)(a)(b)	7,115	7,109,442
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/23)(a)(b)	4,240	4,302,858
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	$11,900	$11,317,708
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	5,175	4,981,439
4.20%, 10/29/25 (Call 09/29/25)	5,449	5,594,761
Starwood Property Trust, 4.38%, 01/15/27 (Call 07/15/26)	2,150	2,117,750
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	1,576	1,670,560
TMX Finance LLC/TitleMax Finance Corp., 11.13%,
04/01/23 (Call 02/28/22)(a)	4,416	4,444,520
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	8,051	7,803,432
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	3,920	3,709,921
		218,511,142
Electric — 1.1%
Calpine Corp., 5.25%, 06/01/26 (Call 02/28/22)(a)	3,525	3,586,688
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	4,539	4,643,261
Drax Finco PLC, 6.63%, 11/01/25 (Call 02/08/22)(a)	3,605	3,665,834
FirstEnergy Corp., Series A, 3.35%, 07/15/22
(Call 05/15/22)(b)	4,991	4,982,266
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(a)	3,500	3,645,865
InterGen NV, 7.00%, 06/30/23 (Call 02/28/22)(a)(b)	3,929	3,876,683
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	5,225	5,274,638
4.25%, 07/15/24 (Call 04/15/24)(a)	7,027	7,233,418
4.25%, 09/15/24 (Call 07/15/24)(a)	430	439,490
NRG Energy Inc., 6.63%, 01/15/27 (Call 02/14/22)	2,200	2,274,250
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 02/28/22)	2,240	961,962
10.50%, 01/15/26 (Call 02/28/22)(a)(b)	5,460	2,537,262
Terraform Global Operating LLC, 6.13%, 03/01/26
(Call 02/28/22)(a)	2,930	2,971,775
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	3,735	3,736,643
Vistra Operations Co. LLC, 5.50%, 09/01/26
(Call 02/08/22)(a)	10,400	10,540,562
		60,370,597
Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25
(Call 06/15/22)(a)	15,742	16,492,205

Electronics — 0.4%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)(b)	4,489	4,808,841
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	4,691	4,802,411
5.00%, 10/01/25(a)(b)	7,034	7,409,147
5.63%, 11/01/24(a)	3,875	4,157,754
		21,178,153
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/23)(a)(b)	4,125	3,985,781
TerraForm Power Operating LLC, 4.25%, 01/31/23
(Call 10/31/22)(a)	5,784	5,812,920
		9,798,701
Engineering & Construction — 0.6%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(b)	10,195	10,414,702
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 02/28/22)(a)(b)	10,388	9,808,004
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%,
02/01/26 (Call 02/01/23)(a)(b)	4,010	4,065,138

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Engineering & Construction (continued)
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	$3,780	$3,878,280
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/14/22)(a)(b)	4,994	4,925,332
		33,091,456
Entertainment — 3.7%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25
(Call 04/15/22)(a)(b)	4,960	5,239,000
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 03/01/22)(a)(b)	3,550	3,612,125
Caesars Entertainment Inc., 6.25%, 07/01/25
(Call 07/01/22)(a)	35,096	36,302,980
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 07/01/22)(a)	10,105	10,404,472
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 05/01/25
(Call 05/01/22)(a)	10,895	11,224,119
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	4,035	3,964,388
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/22)(a)(b)	4,360	4,533,781
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	7,775	7,762,901
6.25%, 01/15/27 (Call 07/15/26)(a)	500	544,125
6.50%, 02/15/25 (Call 08/15/24)(a)	11,441	12,190,614
Jacobs Entertainment Inc., 7.88%, 02/01/24
(Call 02/24/22)(a)(b)	3,840	3,928,372
Live Nation Entertainment Inc., 4.88%, 11/01/24
(Call 02/28/22)(a)(b)	5,644	5,668,890
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)(b)	3,975	4,132,957
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/14/22)(a)(b)	4,083	4,174,867
8.00%, 02/01/26 (Call 02/01/23)(a)	12,220	12,388,025
Penn National Gaming Inc., 5.63%, 01/15/27
(Call 02/28/22)(a)	4,150	4,247,451
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%,
11/01/26 (Call 11/01/22)(a)(b)	3,650	3,613,500
Scientific Games International Inc.
5.00%, 10/15/25 (Call 02/28/22)(a)	12,466	12,754,276
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	10,803	11,275,631
8.63%, 07/01/25 (Call 07/01/22)(a)	5,846	6,186,413
Six Flags Entertainment Corp., 4.88%, 07/31/24
(Call 02/28/22)(a)(b)	9,813	9,825,853
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/22)(a)(b)	7,569	7,887,641
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	5,770	5,983,380
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 04/15/22)(a)	6,165	6,419,614
		194,265,375
Environmental Control — 0.5%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	8,125	8,132,549
4.25%, 06/01/25 (Call 06/01/22)(a)	5,387	5,447,155
Stericycle Inc., 5.38%, 07/15/24 (Call 02/14/22)(a)	5,581	5,685,644
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	1,688	1,955,970
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/28/22)(a)(b)	5,077	4,920,988
		26,142,306
Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	7,860	7,665,079
	Par
Security	(000)	Value

Food (continued)
3.50%, 02/15/23 (Call 12/15/22)(a)	$7,726	$7,789,862
4.63%, 01/15/27 (Call 01/15/23)(a)	14,200	14,542,427
7.50%, 03/15/26 (Call 03/15/22)(a)	5,823	6,181,115
B&G Foods Inc., 5.25%, 04/01/25 (Call 02/28/22)	8,905	9,005,181
Chobani LLC/Chobani Finance Corp. Inc., 7.50%,
04/15/25 (Call 02/28/22)(a)	4,920	5,021,844
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	4,943	5,467,752
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 02/28/22)(a)(b)	2,836	2,891,524
Fresh Market Inc. (The), 9.75%, 05/01/23
(Call 02/28/22)(a)	4,900	5,012,863
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%,
06/01/26 (Call 02/08/22)(a)	3,700	3,663,122
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)(b)	19,925	20,124,250
Sigma Holdco BV, 7.88%, 05/15/26 (Call 02/08/22)(a)(b)	5,015	4,496,048
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)(b)	10,464	10,830,240
		102,691,307
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 02/28/22)(a)(b)	5,968	6,046,777
6.38%, 05/01/25 (Call 05/01/22)(a)	15,542	16,087,436
		22,134,213
Forest Products & Paper — 0.1%
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26
(Call 02/28/22)(a)(b)	3,400	3,380,875

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	7,107	7,337,977
5.63%, 05/20/24 (Call 03/20/24)(b)	6,235	6,432,060
5.88%, 08/20/26 (Call 05/20/26)	6,850	7,237,453
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23
(Call 02/28/22)(a)	2,631	2,631,000
		23,638,490
Health Care - Products — 0.0%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical
Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	246	256,869

Health Care - Services — 4.8%
Air Methods Corp., 8.00%, 05/15/25 (Call 02/28/22)(a)(b)	4,000	3,250,000
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	4,850	4,498,375
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/04/22)(a)	14,900	15,409,239
8.00%, 03/15/26 (Call 03/15/22)(a)	21,282	22,206,703
Encompass Health Corp., 5.75%, 09/15/25
(Call 02/28/22)(b)	2,990	3,047,523
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 02/28/22)(a)(b)	8,900	4,628,000
Global Medical Response Inc., 6.50%, 10/01/25
(Call 02/02/22)(a)(b)	6,180	6,185,518
HCA Inc.
5.38%, 02/01/25	26,944	28,830,080
5.38%, 09/01/26 (Call 03/01/26)(b)	8,850	9,586,652
5.88%, 05/01/23(b)	10,867	11,346,269
5.88%, 02/15/26 (Call 08/15/25)	15,113	16,464,055
IQVIA Inc., 5.00%, 10/15/26 (Call 02/28/22)(a)	8,785	8,987,055
Legacy LifePoint Health LLC, 6.75%, 04/15/25
(Call 04/15/22)(a)	6,367	6,591,562
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(a)(b)	4,561	4,765,470
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	5,480	5,695,775

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/22)(a)	$10,304	$10,754,800
Quorum Health Corp., 11.63%, 04/15/23(d)	2,653	—
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/22)(a)(b)	8,390	8,169,762
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	12,525	12,885,094
Surgery Center Holdings Inc., 6.75%, 07/01/25
(Call 02/28/22)(a)(b)	2,920	2,939,264
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 02/28/22)	6,698	6,724,658
4.63%, 09/01/24 (Call 02/14/22)(a)	5,580	5,647,711
4.88%, 01/01/26 (Call 03/01/22)(a)	21,348	21,433,223
6.75%, 06/15/23	18,939	19,820,847
7.50%, 04/01/25 (Call 04/01/22)(a)	6,810	7,101,822
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(a)	4,965	4,961,003
US Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(a)	1,015	1,018,172
		252,948,632
Holding Companies - Diversified — 1.0%
FS Energy & Power Fund, 7.50%, 08/15/23
(Call 05/15/23)(a)(b)	5,195	5,390,787
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	11,635	11,810,800
6.25%, 05/15/26 (Call 05/15/22)	13,206	13,565,863
6.38%, 12/15/25 (Call 02/28/22)	7,100	7,227,161
6.75%, 02/01/24 (Call 02/18/22)	4,811	4,822,139
Stena AB, 7.00%, 02/01/24(a)(b)	4,637	4,763,822
Stena International SA
5.75%, 03/01/24(a)	2,686	2,748,114
6.13%, 02/01/25 (Call 02/08/22)(a)(b)	3,305	3,370,505
		53,699,191
Home Builders — 0.9%
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/22)(a)(b)	5,030	5,125,300
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)(b)	4,300	4,225,993
KB Home
7.50%, 09/15/22	3,872	4,001,191
7.63%, 05/15/23 (Call 11/15/22)(b)	3,843	3,997,747
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	4,680	5,086,575
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(a)(b)	4,896	5,078,985
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	3,965	4,182,322
5.88%, 04/15/23 (Call 01/15/23)(a)	3,663	3,775,101
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)(b)	4,694	4,805,482
4.88%, 11/15/25 (Call 08/15/25)	200	215,250
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	4,895	5,170,344
		45,664,290
Household Products & Wares — 0.1%
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(a)	5,000	4,702,715
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 02/28/22)(b)	2,884	2,945,165
		7,647,880
	Par
Security	(000)	Value

Housewares — 0.9%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/22)(a)	$7,729	$8,047,821
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	10,766	10,946,761
4.70%, 04/01/26 (Call 01/01/26)	20,687	21,682,256
4.88%, 06/01/25 (Call 05/01/25)(b)	5,270	5,533,500
		46,210,338
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 02/28/22)(a)	9,660	9,645,456
10.13%, 08/01/26 (Call 08/01/22)(a)	3,850	4,184,418
AssuredPartners Inc., 7.00%, 08/15/25 (Call 02/28/22)(a)	5,260	5,256,353
Genworth Holdings Inc., 4.80%, 02/15/24	4,121	4,207,706
HUB International Ltd., 7.00%, 05/01/26 (Call 02/08/22)(a)	16,950	17,352,562
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	4,406	4,884,139
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	4,789	4,919,192
6.63%, 03/15/25 (Call 09/15/24)(b)	5,323	5,736,745
USI Inc./NY, 6.88%, 05/01/25 (Call 02/28/22)(a)(b)	5,390	5,398,060
		61,584,631
Internet — 1.6%
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(a)	5,160	5,075,008
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(a)(b)	7,965	7,904,192
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	3,015	3,122,681
5.50%, 02/15/22	5,128	5,129,282
5.88%, 02/15/25(b)	5,557	6,107,817
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	2,751	2,750,926
5.00%, 04/15/25 (Call 02/08/22)(a)	11,071	11,084,839
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(a)(b)	8,100	8,193,555
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	5,349	5,597,854
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(a)	10,339	10,795,079
8.00%, 11/01/26 (Call 02/28/22)(a)	15,106	16,037,537
		81,798,770
Iron & Steel — 0.4%
ArcelorMittal SA, 4.55%, 03/11/26	1,473	1,556,359
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 02/28/22)(a)	5,620	5,872,900
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/15/22)(a)	9,075	9,532,539
9.88%, 10/17/25 (Call 10/17/22)(a)	5,868	6,558,664
		23,520,462
Leisure Time — 1.2%
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 02/28/22)(a)	4,157	3,927,066
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)	6,600	6,732,000
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	9,740	9,800,875
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	4,951	5,060,953
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(a)	450	455,063
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 02/08/22)(a)(b)	5,813	5,347,960
5.88%, 03/15/26 (Call 12/15/25)(a)	14,757	13,963,590

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Leisure Time (continued)
10.25%, 02/01/26 (Call 08/01/23)(a)	$4,774	$5,415,838
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	4,236	4,933,669
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	7,336	8,206,447
		63,843,461
Lodging — 3.0%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)(b)	2,495	2,646,946
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	4,950	4,804,567
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/22)(a)	4,341	4,463,069
Marriott Ownership Resorts Inc., 6.13%, 09/15/25
(Call 05/15/22)(a)(b)	1,279	1,321,900
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 02/28/22)(a)(b)	10,349	10,149,264
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	5,352	5,213,183
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	4,750	4,711,997
5.38%, 05/15/24 (Call 02/08/22)(a)(b)	7,495	7,470,475
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	7,670	7,681,984
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	3,940	3,983,742
5.75%, 06/15/25 (Call 03/15/25)(b)	6,918	7,273,629
6.00%, 03/15/23	12,108	12,505,627
6.75%, 05/01/25 (Call 05/01/22)(b)	7,507	7,769,745
7.75%, 03/15/22(b)	10,469	10,534,431
Studio City Finance Ltd., 6.00%, 07/15/25
(Call 07/15/22)(a)	5,202	4,951,854
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	3,286	3,315,972
6.60%, 10/01/25 (Call 07/01/25)(b)	3,828	4,172,520
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	6,900	7,394,115
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(a)(b)	6,985	7,276,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	4,309	4,343,903
5.50%, 03/01/25 (Call 12/01/24)(a)	18,605	18,744,537
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/08/22)(a)(b)	5,951	5,652,557
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	10,515	9,866,224
		156,248,647
Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 02/28/22)(a)(b)	3,443	3,349,394
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 02/28/22)(a)	3,324	3,416,008
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(a)	4,130	4,335,209
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 02/28/22)(a)(b)	6,840	6,968,250
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(a)(b)	4,345	4,228,207
Welbilt Inc., 9.50%, 02/15/24 (Call 02/28/22)(b)	3,723	3,739,730
		26,036,798
Manufacturing — 0.6%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 02/28/22)(a)(b)	5,697	5,761,091
12.25%, 11/15/26 (Call 11/15/22)(a)	8,050	8,816,602
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 02/28/22)(a)(b)	5,920	6,097,600
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)(b)	3,550	3,851,750
	Par
Security	(000)	Value

Manufacturing (continued)
5.75%, 06/15/25 (Call 06/15/22)	$3,125	$3,226,803
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	4,590	4,713,471
		32,467,317
Media — 4.3%
AMC Networks Inc.
4.75%, 08/01/25 (Call 02/28/22)(b)	7,400	7,472,061
5.00%, 04/01/24 (Call 02/28/22)	4,226	4,239,882
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/14/22)(a)(b)	5,467	5,460,166
5.50%, 05/01/26 (Call 02/28/22)(a)	250	255,938
Cengage Learning Inc., 9.50%, 06/15/24
(Call 02/28/22)(a)(b)	5,757	5,781,007
CSC Holdings LLC
5.25%, 06/01/24(b)	7,872	8,107,215
5.88%, 09/15/22	7,106	7,227,161
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/22)(a)(b)	4,335	4,463,966
DISH DBS Corp.
5.00%, 03/15/23	14,558	14,764,364
5.25%, 12/01/26 (Call 06/01/26)(a)	28,405	27,552,850
5.88%, 07/15/22	20,809	21,095,124
5.88%, 11/15/24	20,949	21,120,995
7.75%, 07/01/26(b)	20,487	21,101,610
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	4,160	4,248,400
Gray Television Inc., 5.88%, 07/15/26 (Call 02/28/22)(a)(b)	5,650	5,791,631
iHeartCommunications Inc., 6.38%, 05/01/26
(Call 05/01/22)(b)	7,375	7,632,848
Quebecor Media Inc., 5.75%, 01/15/23	8,705	8,878,665
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(a)(b)	9,320	9,021,294
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	10,520	10,124,027
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,094	6,192,406
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/23)(a)	5,690	5,909,236
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/22)(a)(b)	12,911	13,011,291
9.50%, 05/01/25 (Call 05/01/22)(a)	2,513	2,661,850
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,369	5,610,605
		227,724,592
Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	6,530	6,729,006
Constellium SE, 5.88%, 02/15/26 (Call 02/28/22)(a)(b)	1,610	1,628,066
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24
(Call 02/15/24)(a)(b)	7,024	7,294,839
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	7,905	7,656,388
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 10/07/22)(a)(b)	4,557	4,655,906
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	4,075	4,130,216
		32,094,421
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	125	123,774
4.13%, 05/01/25 (Call 05/01/22)	4,118	4,164,760
5.50%, 12/01/24 (Call 06/01/24)	3,405	3,603,818
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	10,341	10,481,431
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	7,905	8,017,395
		26,391,178

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas — 9.2%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)	$7,495	$7,908,780
Antero Resources Corp., 5.00%, 03/01/25
(Call 03/01/22)(b)	5,544	5,622,725
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)(b)	4,854	5,037,967
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 02/28/22)(a)(b)	6,125	6,117,344
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)	3,525	3,529,406
Baytex Energy Corp., 5.63%, 06/01/24 (Call 02/28/22)(a)	56	55,900
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/28/22)(a)	3,863	3,872,580
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(a)(b)	5,911	6,132,662
Callon Petroleum Co., 6.13%, 10/01/24 (Call 02/28/22)	4,798	4,768,013
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 11.00%, 04/15/25 (Call 02/28/22)(a)	5,240	5,646,100
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/23)(a)	5,160	5,320,579
Citgo Holding Inc., 9.25%, 08/01/24 (Call 02/28/22)(a)(b)	13,608	13,642,360
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)	6,625	6,593,945
7.00%, 06/15/25 (Call 06/15/22)(a)	11,365	11,450,237
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/23)(a)(b)	3,917	3,917,000
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,685	1,732,601
4.50%, 04/15/23 (Call 01/15/23)	1,033	1,058,851
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25
(Call 02/28/22)(a)(b)	11,836	11,921,959
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	6,057	5,882,861
Endeavor Energy Resources LP/EER Finance Inc., 6.63%,
07/15/25 (Call 07/15/22)(a)	5,543	5,793,544
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	5,975	5,998,900
4.88%, 03/30/26 (Call 12/30/25)(a)	6,460	6,369,560
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 02/28/22)(a)(b)	4,284	4,092,726
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	6,789	6,821,609
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	5,826	5,699,365
6.63%, 02/01/25 (Call 01/01/25)	9,864	10,628,292
Gulfport Energy Corp.
8.00%, 05/17/26 (Call 05/17/24)(b)	5,400	5,796,630
8.00%, 05/17/26 (Call 05/17/24)(a)(b)	1,722	1,848,481
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	4,840	4,787,986
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/23)(a)(b)	4,805	4,955,757
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/23)(a)	6,320	6,515,282
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 02/28/22)(b)	5,953	6,053,119
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	4,885	5,013,455
6.13%, 06/30/25 (Call 03/30/25)(a)	5,989	6,288,773
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 02/08/22)(a)	3,550	3,630,984
Matador Resources Co., 5.88%, 09/15/26 (Call 02/14/22)	10,600	10,745,962
MEG Energy Corp., 6.50%, 01/15/25 (Call 02/28/22)(a)(b)	1,620	1,642,845
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26
(Call 02/28/22)(a)	7,055	6,456,877
Murphy Oil Corp.
5.75%, 08/15/25 (Call 02/28/22)(b)	4,853	4,936,747
	Par
Security	(000)	Value

Oil & Gas (continued)
6.88%, 08/15/24 (Call 02/28/22)(b)	$3,119	$3,166,064
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	6,506	6,041,472
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 07/15/22)(a)(b)	5,675	5,447,981
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 02/28/22)(a)	8,090	8,215,262
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	3,705	3,811,519
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	6,849	6,858,311
2.90%, 08/15/24 (Call 07/15/24)	26,279	26,289,265
3.20%, 08/15/26 (Call 06/15/26)	8,550	8,410,329
3.40%, 04/15/26 (Call 01/15/26)	8,440	8,356,919
3.50%, 06/15/25 (Call 03/15/25)	5,025	4,995,945
5.50%, 12/01/25 (Call 09/01/25)	7,419	7,883,077
5.55%, 03/15/26 (Call 12/15/25)	10,535	11,229,760
5.88%, 09/01/25 (Call 06/01/25)	8,675	9,266,662
6.95%, 07/01/24	5,525	5,994,625
8.00%, 07/15/25 (Call 04/15/25)	4,170	4,731,814
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 02/28/22)	7,190	5,718,016
9.25%, 05/15/25 (Call 05/15/22)(a)	13,203	12,897,681
PDC Energy Inc.
5.75%, 05/15/26 (Call 02/28/22)(b)	7,345	7,477,944
6.13%, 09/15/24 (Call 02/28/22)(b)	289	292,001
Penn Virginia Holdings LLC., 9.25%, 08/15/26
(Call 08/15/23)(a)	4,025	4,118,141
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	6,175	6,215,307
Puma International Financing SA, 5.13%, 10/06/24
(Call 02/08/22)(a)	4,500	4,486,925
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	7,350	7,489,338
5.00%, 08/15/22 (Call 05/15/22)	4,142	4,153,793
5.00%, 03/15/23 (Call 12/15/22)	4,529	4,591,274
9.25%, 02/01/26 (Call 02/01/22)(b)	7,950	8,495,767
SM Energy Co.
6.63%, 01/15/27 (Call 02/28/22)	4,400	4,521,000
6.75%, 09/15/26 (Call 02/28/22)(b)	4,375	4,418,750
10.00%, 01/15/25 (Call 06/17/22)(a)	4,541	4,949,572
Southwestern Energy Co., 5.95%, 01/23/25
(Call 10/23/24)(b)	7,389	7,814,637
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(a)	5,050	5,018,942
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	6,630	7,057,635
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(a)(b)	4,855	4,976,375
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 02/28/22)(a)	3,596	3,458,209
Transocean Inc.
7.25%, 11/01/25 (Call 02/08/22)(a)	4,091	3,189,753
7.50%, 01/15/26 (Call 02/08/22)(a)	5,435	4,152,310
11.50%, 01/30/27 (Call 07/30/23)(a)	7,225	7,170,812
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 02/28/22)(a)	2,825	2,774,581
Transocean Sentry Ltd., 5.38%, 05/15/23
(Call 02/28/22)(a)	4,434	4,298,974
Vantage Drilling International, 9.25%, 11/15/23
(Call 02/28/22)(a)	2,850	2,727,687
W&T Offshore Inc., 9.75%, 11/01/23 (Call 02/28/22)(a)	5,633	5,492,175
		482,945,368

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services — 0.9%
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 02/28/22)(a)(b)	$3,340	$3,349,394
Exterran Energy Solutions LP/EES Finance Corp., 8.13%,
05/01/25 (Call 02/28/22)(b)	3,330	3,323,542
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 12/01/22)(a)	4,760	5,055,358
Oceaneering International Inc., 4.65%, 11/15/24
(Call 08/15/24)(b)	4,065	4,055,138
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	6,885	7,175,547
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24
(Call 02/28/22)(a)(b)	1,225	1,230,174
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 04/01/26 (Call 02/28/22)	6,730	6,835,961
Weatherford International Ltd., 11.00%, 12/01/24
(Call 02/28/22)(a)(b)	16,272	16,813,353
		47,838,467
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	11,846	11,753,601
5.25%, 04/30/25 (Call 04/30/22)(a)	8,064	8,241,811
Ball Corp.
4.00%, 11/15/23(b)	10,406	10,737,965
4.88%, 03/15/26 (Call 12/15/25)(b)	7,865	8,341,855
5.25%, 07/01/25(b)	10,121	10,863,910
Berry Global Inc., 4.50%, 02/15/26 (Call 02/28/22)(a)(b)	1,400	1,404,594
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26
(Call 01/15/23)(a)	2,812	2,847,150
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	4,050	4,189,604
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 02/28/22)	8,910	9,090,784
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 02/28/22)(a)	6,764	6,767,540
7.88%, 07/15/26 (Call 02/28/22)(a)(b)	4,400	4,537,500
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(a)	7,355	7,457,970
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 02/28/22)(a)(b)	15,004	14,985,245
7.25%, 04/15/25 (Call 02/28/22)(a)(b)	13,847	13,713,376
Owens-Brockway Glass Container Inc., 5.88%,
08/15/23(a)(b)	7,749	7,984,386
Sealed Air Corp.
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	3,788	3,996,340
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	4,446	4,554,371
5.50%, 09/15/25 (Call 06/15/25)(a)	4,320	4,647,664
Trivium Packaging Finance BV, 5.50%, 08/15/26
(Call 08/15/22)(a)	10,425	10,537,330
		146,652,996
Pharmaceuticals — 3.9%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	6,186	6,255,593
9.25%, 04/01/26 (Call 04/01/22)(a)	14,995	15,467,671
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 02/28/22)(a)	16,410	16,533,075
6.13%, 04/15/25 (Call 02/17/22)(a)(b)	25,057	25,539,347
9.00%, 12/15/25 (Call 02/28/22)(a)	14,660	15,301,375
Bausch Health Cos Inc., 6.13%, 02/01/27 (Call 02/01/24)	3,320	3,332,450
Elanco Animal Health Inc., 5.27%, 08/28/23
(Call 07/28/23)	7,730	8,020,880
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/22)(a)	$6,244	$6,556,700
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)(b)	3,515	2,746,094
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 11/15/22)(a)(b)	4,695	4,599,999
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	5,025	5,100,003
4.38%, 03/15/26 (Call 12/15/25)(b)	7,325	7,469,234
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/23)(a)	4,667	4,556,159
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	26,563	26,031,740
3.15%, 10/01/26(b)	35,825	32,882,334
6.00%, 04/15/24 (Call 01/15/24)(b)	12,060	12,280,377
7.13%, 01/31/25 (Call 10/31/24)(b)	9,943	10,374,899
		203,047,930
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)	5,260	5,654,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (Call 12/15/22)(a)	5,797	6,067,728
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	6,313	6,299,111
4.13%, 03/01/25 (Call 02/01/25)(a)	5,197	5,164,519
4.15%, 07/01/23 (Call 04/01/23)	4,869	4,870,522
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.75%, 04/01/25 (Call 02/28/22)	4,343	4,374,781
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	4,264	4,329,293
5.38%, 07/15/25 (Call 04/15/25)	8,474	8,938,315
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	7,600	7,575,205
4.40%, 04/01/24 (Call 01/01/24)	5,397	5,420,207
4.85%, 07/15/26 (Call 04/15/26)(b)	4,875	4,988,746
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	5,424	5,412,745
4.13%, 12/01/26 (Call 09/01/26)(b)	5,250	5,170,987
4.75%, 07/15/23 (Call 06/15/23)	6,270	6,333,461
6.00%, 07/01/25 (Call 04/01/25)(a)	6,755	6,978,645
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/28/22)	3,720	3,589,800
6.50%, 10/01/25 (Call 02/28/22)(b)	5,420	5,307,569
8.00%, 01/15/27 (Call 01/15/24)	6,473	6,519,606
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 02/28/22)(a)(b)	8,300	8,466,000
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27
(Call 01/15/24)(a)	1,765	1,811,331
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	15,400	14,451,831
6.75%, 09/15/25 (Call 09/15/22)(a)	12,770	12,090,097
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(a)(b)	21,167	21,431,587
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 02/28/22)(b)	3,925	3,420,445
7.50%, 11/01/23 (Call 02/28/22)	5,724	5,579,183
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/22)(a)	5,250	5,328,750
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)(b)	6,249	6,535,100
6.00%, 06/01/26 (Call 03/01/26)(b)	5,247	5,509,665

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%,
05/15/23 (Call 02/28/22)(b)	$5,337	$5,243,602
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	4,822	4,966,660
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	3,437	3,415,678
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)(b)	3,570	3,628,894
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	7,260	7,439,322
Tallgrass Energy Partners LP/Tallgrass Energy Finance
Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	5,884	6,197,617
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.88%, 04/15/26 (Call 02/28/22)	8,950	9,222,276
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	4,262	4,347,410
4.00%, 07/01/22 (Call 04/01/22)	5,461	5,470,045
4.35%, 02/01/25 (Call 01/01/25)	7,972	8,051,720
4.65%, 07/01/26 (Call 04/01/26)(b)	4,905	5,122,299
		250,725,252
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 02/28/22)(a)	5,777	5,957,531
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 02/28/22)(a)(b)	4,588	4,668,290
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	5,608	5,888,540
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	4,130	4,221,318
7.63%, 06/15/25 (Call 02/04/22)(a)	6,080	6,449,664
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	7,075	6,509,000
WeWork Cos LLC/WW Co-Obligor Inc., 5.00%, 07/10/25
(Call 04/10/25)(a)(b)	5,815	4,917,310
		38,611,653
Real Estate Investment Trusts — 3.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)(b)	3,700	3,552,347
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(a)	10,085	10,092,515
Diversified Healthcare Trust, Class-T, 9.75%, 06/15/25
(Call 06/15/22)	9,915	10,553,278
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 02/28/22)(b)	1,000	822,813
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	10,200	9,850,012
6.00%, 04/15/25 (Call 04/15/22)(a)	3,760	3,894,897
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	5,761	5,720,974
4.75%, 10/01/24 (Call 07/01/24)(b)	8,175	8,294,272
5.50%, 02/15/26 (Call 08/15/22)	4,190	4,267,394
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 02/14/22)(a)	2,065	2,075,325
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
4.63%, 06/15/25 (Call 03/15/25)(a)	7,611	7,996,783
5.63%, 05/01/24 (Call 02/01/24)	10,286	10,849,319
MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 08/01/26 (Call 02/28/22)	3,000	3,073,574
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/22)(a)	5,860	5,790,781
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25
(Call 06/01/22)(a)(b)	$6,070	$6,355,351
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/23)(a)(b)	5,265	5,125,327
SBA Communications Corp., 3.88%, 02/15/27
(Call 02/15/23)	4,000	4,047,083
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	8,397	8,010,521
4.50%, 06/15/23 (Call 12/15/22)(b)	5,165	5,079,526
4.50%, 03/15/25 (Call 09/15/24)	3,594	3,412,321
4.65%, 03/15/24 (Call 09/15/23)	3,530	3,437,549
4.75%, 10/01/26 (Call 08/01/26)	4,775	4,444,302
5.00%, 08/15/22 (Call 02/28/22)	4,985	4,972,538
5.25%, 02/15/26 (Call 08/15/25)	3,605	3,444,290
7.50%, 09/15/25 (Call 06/15/25)	8,351	8,801,954
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,810	3,710,801
3.75%, 12/31/24 (Call 09/30/24)(a)	2,740	2,736,575
4.75%, 03/15/25 (Call 09/15/24)(b)	5,152	5,287,061
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 02/28/22)(a)	22,979	23,932,628
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/28/22)(a)(b)	7,360	7,349,914
4.25%, 12/01/26 (Call 12/01/22)(a)	4,500	4,542,188
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	5,215	5,391,006
		196,915,219
Retail — 3.9%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	3,625	2,727,813
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/22)(a)	3,010	3,205,650
Bath & Body Works Inc., 9.38%, 07/01/25(a)	3,290	3,930,268
Brinker International Inc., 5.00%, 10/01/24
(Call 07/01/24)(a)(b)	3,624	3,761,893
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)(b)	5,053	4,812,983
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(a)(b)	6,641	6,378,880
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	4,514	4,781,023
eG Global Finance PLC
6.75%, 02/07/25 (Call 02/08/22)(a)	7,745	7,781,659
8.50%, 10/30/25 (Call 02/28/22)(a)	6,135	6,227,025
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26
(Call 04/01/23)(a)	6,506	6,164,435
Golden Nugget Inc.
6.75%, 10/15/24 (Call 02/04/22)(a)(b)	13,407	13,408,341
8.75%, 10/01/25 (Call 02/04/22)(a)(b)	5,675	5,799,169
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	1,993	2,114,526
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/28/22)(a)	3,942	4,010,985
7.00%, 06/15/25 (Call 06/15/22)(a)	7,765	8,125,749
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%,
02/15/26 (Call 02/15/23)(a)(b)	8,520	8,179,456
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	4,245	4,256,462
3.63%, 06/01/24 (Call 03/01/24)(b)	4,110	4,168,602
New Red Finance Inc., 5.75%, 04/15/25
(Call 04/15/22)(a)(b)	4,216	4,355,905
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	11,725	12,089,413

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Party City Holdings Inc., 8.75%, 02/15/26
(Call 08/15/23)(a)	$7,710	$7,787,100
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/22)(b)	5,204	5,178,956
QVC Inc.
4.38%, 03/15/23	6,559	6,641,330
4.45%, 02/15/25 (Call 11/15/24)(b)	6,077	6,140,110
4.85%, 04/01/24(b)	6,863	6,952,863
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	6,360	6,233,267
8.00%, 11/15/26 (Call 01/15/23)(a)	8,790	8,629,460
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 02/28/22)(b)	2,959	3,008,008
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	3,745	3,715,742
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)(b)	7,681	7,892,227
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(a)(b)	20,590	20,306,887
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	6,196	6,491,549
		205,257,736
Semiconductors — 0.1%
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	4,665	4,903,241

Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 02/28/22)(a)	4,000	4,165,000
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	6,325	6,601,719
9.13%, 03/01/26 (Call 02/08/22)(a)	3,290	3,424,572
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	7,300	7,409,500
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	4,674	5,001,300
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 02/08/22)(a)	13,449	13,499,367
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	4,500	4,858,312
PTC Inc., 3.63%, 02/15/25 (Call 02/28/22)(a)	4,487	4,503,826
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 02/28/22)(a)	18,125	18,460,454
		67,924,050
Telecommunications — 6.9%
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(a)	15,315	15,508,853
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 02/08/22)(a)(b)	13,301	12,945,615
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/22)(a)	21,465	22,276,377
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/22)(a)	3,591	3,613,400
Hughes Satellite Systems Corp.
5.25%, 08/01/26	7,980	8,496,944
6.63%, 08/01/26(b)	7,980	8,562,779
Iliad Holding SASU., 6.50%, 10/15/26 (Call 10/15/23)(a)	12,205	12,382,989
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/28/22)(a)(e)	10,811	10,969,855
9.50%, 09/30/22(a)(e)	3,595	4,170,874
Intrado Corp., 8.50%, 10/15/25 (Call 02/28/22)(a)(b)	7,465	7,279,868
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 02/28/22)	7,825	7,952,479
5.38%, 05/01/25 (Call 02/28/22)	7,596	7,707,404
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	6,750	6,798,435
5.63%, 04/01/25 (Call 01/01/25)	5,034	5,191,269
Series T, 5.80%, 03/15/22	14,078	14,106,860
Series W, 6.75%, 12/01/23(b)	7,258	7,701,229
	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	$10,159	$10,862,523
Sprint Communications Inc., 6.00%, 11/15/22	23,485	24,198,944
Sprint Corp.
7.13%, 06/15/24	25,956	28,304,400
7.63%, 02/15/25 (Call 11/15/24)	15,765	17,637,094
7.63%, 03/01/26 (Call 11/01/25)	15,575	17,856,574
7.88%, 09/15/23(b)	44,317	47,862,360
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	15,144	15,647,538
Telesat Canada/Telesat LLC, 5.63%, 12/06/26
(Call 12/06/23)(a)(b)	5,200	4,407,014
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	9,645	9,302,602
2.25%, 02/15/26 (Call 02/15/23)(a)	7,520	7,253,040
2.63%, 04/15/26 (Call 04/15/23)	12,280	12,049,750
4.00%, 04/15/22 (Call 03/16/22)	4,283	4,290,375
Trilogy International South Pacific LLC/TISP Finance Inc.,
8.88%, 05/15/23 (Call 02/28/22)(a)(b)	3,106	3,089,395
Viasat Inc., 5.63%, 09/15/25 (Call 02/08/22)(a)	7,370	7,256,502
		365,683,341
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)(b)	6,686	6,665,226

Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 02/14/22)(a)	5,879	3,115,870
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 05/15/25)(a)(b)	2,763	3,055,108
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	11,994	12,428,783
		18,599,761
Trucking & Leasing — 0.2%
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 02/28/22)(a)	3,810	3,665,354
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25 (Call 02/28/22)(a)	8,884	9,125,911
		12,791,265
Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/23)(a)(b)	4,025	4,145,924

Total Corporate Bonds & Notes — 96.6%
(Cost: $5,136,266,530)		5,094,014,443

Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(d)	26	274,895

Total Common Stocks — 0.0%
(Cost $2,673,769)		274,895

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)	9	0

Total Warrants — 0.0%
(Cost $0)		—

Short-Term Investments

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(f)(g)(h)	545,316	545,479,188

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(f)(g)	152,519	$152,519,000
		697,998,188

Total Short-Term Investments — 13.2%
(Cost: $697,902,358)		697,998,188

Total Investments in Securities — 109.8%
(Cost: $5,836,842,657)		5,792,287,526

Other Assets, Less Liabilities — (9.8)%		(516,251,435)

Net Assets—100.0%		$5,276,036,091

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Non-income producing security.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$527,959,918	$17,623,238	(a)	$—		$(37,006)	$(66,962)	$545,479,188	545,316	$550,394	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,829,000	—		(22,310,000	)(a)	—	—	152,519,000	152,519	2,392		—
						$(37,006)	$(66,962)	$697,998,188		$552,786		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,094,014,443	$—	$5,094,014,443
Common Stocks	—	—	274,895	274,895
Warrants	—	—	—	—
Money Market Funds	697,998,188	—	—	697,998,188
	$697,998,188	$5,094,014,443	$274,895	$5,792,287,526

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust